Share-based payment (Narrative) (Details)						1 Months Ended		12 Months Ended
	Mar. 24, 2026 shares	Mar. 04, 2025 shares	Feb. 26, 2024 shares	Feb. 17, 2023 shares	Mar. 08, 2022 shares	Feb. 28, 2026 installment D	Dec. 31, 2022 installment shares	Dec. 31, 2025 installment item shares	Dec. 31, 2022 installment shares	Dec. 31, 2020 instrument	Dec. 31, 2018 shares	Jan. 30, 2026 shares	Mar. 25, 2025 shares	Dec. 31, 2024 shares	Jan. 25, 2023 shares
Disclosure Of Share-based Payment [Line Items]
Number of instruments granted in share-based payment arrangement | instrument										800,000
Performance conditions established in the program and approved				152,030
Number of shares issued								51,707,198						51,247,287
Number of common shares (US$ 0.001 each)								5,171,949,000						5,171,949,000
Description of maximum term of options granted for share-based payment arrangement											10-year
Employee Benefit Trust [Member]
Disclosure Of Share-based Payment [Line Items]
Vesting period							3 years
Employee Benefit Trust [Member] | Time Based Restricted Share Units [Member]
Disclosure Of Share-based Payment [Line Items]
Percentage of vesting award							30.00%
Number of installments | installment							3		3
Employee Benefit Trust [Member] | Absolute Performance Share Units [Member]
Disclosure Of Share-based Payment [Line Items]
Percentage of vesting award							40.00%
Employee Benefit Trust [Member] | Ifrs Performance Shares [Member]
Disclosure Of Share-based Payment [Line Items]
Vesting period							3 years
Percentage of vesting award							30.00%
Long-Term Incentive Program Oriented to Senior Management [Member]
Disclosure Of Share-based Payment [Line Items]
Number of common shares (US$ 0.001 each)												221,557
Number of shares authorized					215,000
Long-Term Incentive Program Oriented to Senior Management [Member] | Share Based Payment Arrangement
Disclosure Of Share-based Payment [Line Items]
Number of shares authorized		200,000
Vesting period		3 years			3 years
Long-Term Incentive Program Oriented to Senior Management [Member] | Time Based Restricted Share Units [Member]
Disclosure Of Share-based Payment [Line Items]
Percentage of vesting award								20.00%
Number of installments | installment								3
Number of anniversaries of grant date | item								3
Long-Term Incentive Program Oriented to Senior Management [Member] | Relative Performance Share Units [Member]
Disclosure Of Share-based Payment [Line Items]
Vesting period								3 years
Percentage of vesting award								35.00%
Long-Term Incentive Program Oriented to Senior Management [Member] | Absolute Performance Share Units [Member]
Disclosure Of Share-based Payment [Line Items]
Vesting period								3 years
Percentage of vesting award								45.00%
Long Term Incentive Program | Share Based Payment Arrangement
Disclosure Of Share-based Payment [Line Items]
Vesting period						3 years
Trading day | D						20
Adjusted EBITDA						50.00%
Reserves Replacement Ratio						40.00%
DJSI Score by 2028						10.00%
Long Term Incentive Program | Time Based Restricted Share Units [Member] | Share Based Payment Arrangement
Disclosure Of Share-based Payment [Line Items]
Percentage of vesting award						30.00%
Number of installments | installment						3
Long Term Incentive Program | Ifrs Performance Shares [Member] | Share Based Payment Arrangement
Disclosure Of Share-based Payment [Line Items]
Vesting period						3 years
Percentage of vesting award						70.00%
LTIP for Executives
Disclosure Of Share-based Payment [Line Items]
Number of shares issued			86,602									47,608	93,326		246,110
Number of shares authorized			351,971	197,197			571,984		571,984
Vesting period									3 years
LTIP for Executives | Share Based Payment Arrangement
Disclosure Of Share-based Payment [Line Items]
Number of shares authorized	494,546	287,656
Vesting period	3 years	3 years	3 years	3 years
Maximum
Disclosure Of Share-based Payment [Line Items]
Number of shares issued											5,000,000